Financial instruments and risk management (Details 2) - Cash flow hedges [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
2023	R$ (220,330)
2024	(157,562)
2025	(36,490)
2026	(36,317)
2027	(35,661)
2027 onwards	(126,993)
Total	(613,353)
Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
2023	(20,397)
2024	(34,691)
2025	(36,490)
2026	(36,317)
2027	(35,661)
2027 onwards	(126,993)
Total	(290,549)
Revenue Derivatives [Member]
IfrsStatementLineItems [Line Items]
2023	(199,933)
2024	(122,871)
Total	R$ (322,804)